Financial instruments (Details) - Schedule of Financial Liabilities	6 Months Ended
Jun. 30, 2023 $ / shares
Financial liabilities:
Expected volatility	104.97%
Share price (in Dollars per share)	$ 1.49
Risk-free interest rate	4.17%
Expected life (years)	4 years 11 months 23 days